Borrowings - Senior Unsecured Bond (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Senior unsecured bonds	$ 300,000	$ 300,000
Outstanding balance	1,124,761	1,124,761	$ 1,096,178
2030 Senior Unsecured Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured bonds	$ 300,000	$ 300,000
Fixed-rate interest	7.75%	7.75%
Debt Instrument, frequency of periodic payment		semi-annually
Debt instrument, payment terms		2028 at 103.875% of the nominal amount, with the call price decreasing every six months until it reaches par in May 2030.
Long-term debt, description	repayment of certain secured debt facilities relating to 41 vessels.
Outstanding balance	$ 300,000	$ 300,000